TAXATION - SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	$ 9,486	$ 5,392	$ 4,477
Total income tax expense (credit)	16,858	5,669	(5,047)
Foreign Tax Authority | United Kingdom
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	411	(1,098)	852
Foreign Tax Authority | Indonesia
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	5,579	3,641	544
Deferred tax (income) expense	5,304	(869)	(9,524)
Foreign Tax Authority | Brazil
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	1,350	716	1,136
Foreign Tax Authority | Kuwait
Components of Income Tax Expense (Benefit)
Current tax expense (credit)	2,146	2,133	1,945
Foreign Tax Authority | Jordan
Components of Income Tax Expense (Benefit)
Deferred tax (income) expense	$ 2,068	$ 1,146	$ 0